Trade and other payables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables
Payables to merchants	₽ 12,116	₽ 13,942
Money remittances and e-wallets accounts payable	6,515	6,571
Deposits received from agents	6,246	4,839
Commissions payable	503	601
Accrued personnel expenses and related taxes	883	562
Provision for undrawn credit commitments (Note 30)	98	84
Other payables	934	900
Total trade and other payables	₽ 27,295	₽ 27,499